Fair value measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,057,952,000	$ 903,513,359
Self-managed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	14,736,081	11,281,195
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	256,414,501	244,137,018
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	220,363,909	211,379,888
Total | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	14,736,081	11,281,195
Total | Self-managed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,314,511	21,475,935
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	256,414,501	244,137,018
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	220,363,909	211,379,888
Level 1 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	14,736,081	11,281,195
Level 1 | Self-managed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	21,314,511	21,475,935
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-managed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-managed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Net Asset Value | Collective investment trusts measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 801,537,499	$ 659,376,341